Accounts Payable and Accrued Liabilities (Tables)	3 Months Ended	12 Months Ended
	Aug. 31, 2018	May 31, 2018
Payables and Accruals [Abstract]
Schedule of Accounts Payable and Accrued Liabilities [Table Text Block]
Accrued expenses consisted of the following at August 31, 2018 and May 31, 2018:

	August 31,	May 31,
	2018	2018
Trade accounts payable	601,714	$726,457
Accrued payroll and payroll taxes	38,203	44,465
Accrued liabilities	503,909	-
Deferred rent liability	55,699	55,699
Total	$1,199,525	$826,621

Accounts payable and accrued liabilities consisted of the following at May 31, 2018 and May 31, 2017.

	May 31,	May 31,
	2018	2017
Trade payables	$726,457	$497,213
Accrued payroll and related liabilities	44,465	34,987
Deferred rent liability	55,699	49,565
Total accounts payable and accrued liabilities	$826,621	$581,765